UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI    November, 1 2001


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      89

Form 13F Information Table Entry Total:       $154,465,000



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     2924    56400 SH       SOLE                             56400
Adobe Systems Inc              COM              00724f101      278    11600 SH       SOLE                             11600
Agilent Technologies           COM              00846u101      289    14807 SH       SOLE                             14807
Albertson's Inc                COM              013104104      858    26900 SH       SOLE                             26900
Amer Home Prod                 COM              026609107      572     9815 SH       SOLE                              9815
Amgen Inc                      COM              031162100      435     7410 SH       SOLE                              7410
Assoc Banc-Corp                COM              045487105     3815   112556 SH       SOLE                            112556
Avery Dennison                 COM              053611109      532    11250 SH       SOLE                             11250
BP PLC - frmly BP Amoco PLC    COM              055622104     7273   147907 SH       SOLE                            147907
Bank One Corp                  COM              059438101      654    20788 SH       SOLE                             20788
Baxter Intl Inc                COM              071813109      468     8500 SH       SOLE                              8500
BellSouth Corp                 COM              079860102      704    16955 SH       SOLE                             16955
Bemis Company                  COM              081437105     1195    30000 SH       SOLE                             30000
Bristol Myers Squibb           COM              110122108     7363   132523 SH       SOLE                            132523
CVS Corp                       COM              585745102     2220    66856 SH       SOLE                             66856
CenterPoint Properties         COM              151895109      253     5300 SH       SOLE                              5300
Chevron Corp                   COM              166751107      774     9132 SH       SOLE                              9132
Cisco Systems                  COM              17275R102      913    74930 SH       SOLE                             74930
Citigroup Inc                  COM              172967101      596    14720 SH       SOLE                             14720
Compaq Computer Corp           COM              204493100      258    31000 SH       SOLE                             31000
Computer Sciences              COM              205363104      869    26200 SH       SOLE                             26200
Compuware Corp                 COM              205638109       93    11200 SH       SOLE                             11200
Dominion Resources             COM              25746u109      435     7325 SH       SOLE                              7325
Duke Realty Corp / frmly. Duke COM              264411505     1944    82060 SH       SOLE                             82060
E M C Corp Mass                COM              268648102      583    49600 SH       SOLE                             49600
El Paso Corporation            COM              28336L109     2298    55305 SH       SOLE                             55305
Emerson Elec                   COM              291011104     1714    36420 SH       SOLE                             36420
Equity Residential Properties  COM              29476L107      216     3700 SH       SOLE                              3700
Ericsson LM cl B               COM              294821400      110    31600 SH       SOLE                             31600
Ethan Allen                    COM              297602104     2107    76601 SH       SOLE                             76601
Exxon Mobil Corp               COM              30231g102     6975   177023 SH       SOLE                            177023
FedEx Corp                     COM              31428x106      239     6500 SH       SOLE                              6500
First American Bankshares      COM                             605     1600 SH       SOLE                              1600
First Industrial Realty Trust  COM              32054k103      816    27200 SH       SOLE                             27200
Gannett Inc                    COM              364730101     2218    36900 SH       SOLE                             36900
General Electric               COM              369604103     6314   169725 SH       SOLE                            169725
General Mills                  COM              370334104     2041    44850 SH       SOLE                             44850
Genuine Parts                  COM              372460105      788    24727 SH       SOLE                             24727
Grainger W W                   COM              384802104      326     8400 SH       SOLE                              8400
Health Care Realty Tr.         COM              421946104     3436   134734 SH       SOLE                            134734
Heinz H.J. Co                  COM              423074103      438    10385 SH       SOLE                             10385
Hewlett Packard                COM              428236103     1128    70300 SH       SOLE                             70300
Home Depot                     COM              437076102      375     9775 SH       SOLE                              9775
Hon Industries                 COM              438092108     2377   108250 SH       SOLE                            108250
Hospitality Properties         COM              44106m102     3210   133313 SH       SOLE                            133313
IBM Corp                       COM              459200101     2168    23639 SH       SOLE                             23639
Illinois Tool Works            COM              452308109     1380    25500 SH       SOLE                             25500
Intel Corp                     COM              458140100     2352   115054 SH       SOLE                            115054
Johnson Controls               COM              478366107     2466    37806 SH       SOLE                             37806
Johnson&Johnson                COM              478160104     4809    86804 SH       SOLE                             86804
Kimberly Clark                 COM              494368103     4471    72120 SH       SOLE                             72120
LSI Logic Corp                 COM              502161102      139    11800 SH       SOLE                             11800
Liberty Property               COM              531172104     3302   115100 SH       SOLE                            115100
Manpower Inc                   COM              56418H100      361    13700 SH       SOLE                             13700
Marshall & Ilsley              COM              571834100     3567    62920 SH       SOLE                             62920
Masco Corp                     COM              574599106     1148    56155 SH       SOLE                             56155
McDonald's Corp                COM              580135101      602    22196 SH       SOLE                             22196
McGraw-Hill                    COM              580645109      407     7000 SH       SOLE                              7000
Merck & Co                     COM              589331107     9476   142280 SH       SOLE                            142280
Microsoft Corp                 COM              594918104     1736    33929 SH       SOLE                             33929
Modine Mfg Co                  COM              607828100      423    17200 SH       SOLE                             17200
Motorola Inc                   COM              620076109      983    63000 SH       SOLE                             63000
Nokia Corp Spons ADR           COM              654902204      423    27050 SH       SOLE                             27050
Officemax Inc                  COM              67622m108      704   230800 SH       SOLE                            230800
Oracle Corp                    COM              68389x105      381    30280 SH       SOLE                             30280
Pepsico, Inc.                  COM              713448108     4013    82750 SH       SOLE                             82750
Pfizer Inc                     COM              717081103     2405    59973 SH       SOLE                             59973
Phillips Petroleum Co          COM              718507106     1487    27570 SH       SOLE                             27570
Procter & Gamble               COM              742718109     1624    22313 SH       SOLE                             22313
Royal Dutch Petro              COM              780257705     2960    58900 SH       SOLE                             58900
SBC Commun Inc.                COM              78387G103     2586    54891 SH       SOLE                             54891
Schlumberger                   COM              806857108     2345    51322 SH       SOLE                             51322
Sprint Corp                    COM              852061100      307    12800 SH       SOLE                             12800
Sysco Corp                     COM              871829107     2401    94000 SH       SOLE                             94000
TECO Energy Inc                COM              872375100     2999   110650 SH       SOLE                            110650
Texas Instruments              COM              882508104      671    26850 SH       SOLE                             26850
Tribune Co                     COM              896047107     2887    91940 SH       SOLE                             91940
U.S. Bancorp                   COM              902973106     1397    62975 SH       SOLE                             62975
UNUMProvident Corp             COM              91529y106      293    11602 SH       SOLE                             11602
Unocal Corp                    COM              915289102      263     8100 SH       SOLE                              8100
Verizon Comm. (Frmly GTE & Bel COM              92343v104     1379    25482 SH       SOLE                             25482
Vodafone Group PLC             COM              g93882101      343    15630 SH       SOLE                             15630
WPS Resources                  COM              92931B106     1242    36100 SH       SOLE                             36100
Wal Mart Stores                COM              931142103     1349    27245 SH       SOLE                             27245
Walgreen Co                    COM              931422109     2428    70510 SH       SOLE                             70510
Wallace Computer               COM              932270101      727    45700 SH       SOLE                             45700
Wells Fargo                    COM              949740104      941    21175 SH       SOLE                             21175
WorldCom Inc GA New            COM              98157d106      203    13525 SH       SOLE                             13525
Xcel Energy Inc                COM              98389b100     1889    67090 SH       SOLE                             67090